Significant equity transactions and acquisitions	12 Months Ended
Dec. 31, 2019
Significant equity transactions and acquisitions
Significant equity transactions and acquisitions

5.    Significant equity transactions and acquisitions

Acquisition of additional interest in Target Net (Beijing) Technology Company Limited (“Target Net”)

As of December 31, 2016, the Group held 51% equity interest in Target Net, an unlisted entity based in the PRC and involved in the provision of internet information distribution services. In October 2017, Target Net repurchased its equity interests held by a noncontrolling shareholder for a total consideration of RMB36.3 million, which increased the Group’s ownership interest in Target Net to 74.8%. It was considered to be an equity transaction and the excess of the noncontrolling interest repurchased over the consideration was recorded in equity.

Acquisition of additional interest in KKC Holdings Limited (“KKC”)

As of December 31, 2016, the Group held 49.7% of ordinary shares and approximately 74.8% on a fully diluted basis in KKC, an unlisted entity based in the PRC, and KKC was consolidated as a subsidiary of the Group. The Group acquired KKC to expand its used car business.

In May 2017, the Group acquired the remaining equity interest of KKC from the noncontrolling shareholders for a total consideration of RMB13.2 million, which increased the Group’s ownership interest in KKC to 100%. It was considered to be an equity transaction and the difference between the consideration paid and the carrying amount of the non-controlling interest was recorded in equity.

5.    Significant equity transactions and acquisitions (continued)

Acquisition of Beijing Xinchuang Interactive Advertising Company Limited (“Xinchuang”)

As of December 31, 2016, the Group held 30% equity interest in Xinchuang, an unlisted entity located in the PRC and engaged in internet digital marketing services. In January 2017, the Group acquired an additional 30% of the equity interest, increasing its ownership interest to 60%. After the transaction, Xinchuang was consolidated as a subsidiary of CIG, one of the Group’s subsidiaries. The Group acquired Xinchuang to expand its digital marketing solutions business.

This transaction was considered as a step acquisition under ASC 805 “Business Combinations”. A step acquisition gain of RMB36.3 million arising from revaluation of previously held equity interest was recognized in the investment income/(loss) in the consolidated statements of comprehensive income/(loss).

The total purchase consideration for acquiring Xinchuang was RMB105.6 million, including a liability of RMB63.6 million for the committed purchase of the remaining 40% equity interest in the following two years equally. In October 2017, a modification of the original share purchase agreement was entered into to terminate the commitment. It was considered an equity transaction and the difference between the liability as at modification date and the carrying amount of the non-controlling interest was recorded in equity.

In January 2019, in order to better enhance the synergy between the Group and Xinchuang, the Group acquired the remaining equity interest of Xinchuang from the noncontrolling shareholders for a total consideration of RMB124.0 million, which increased the Group’s ownership interest in Xinchuang to 100%. It was considered to be an equity transaction and the difference between the consideration paid and the carrying amount of the non-controlling interest was recorded in equity.

Acquisition of Jingzhengu Holdings Limited (“JZG”)

As of December 31, 2017 and 2018, the Group held a 50% equity interest in JZG, an unlisted entity based in Hong Kong and engaged in auto valuation and inspection services..

In January 2019, the Group acquired an additional equity interest for a total consideration of RMB68.6 million and increased its ownership interest to 59.5%. After the transaction, JZG was consolidated as a subsidiary of the Group. The Group acquired JZG to expand its advertising and subscription business.

This transaction was considered as a step acquisition under ASC 805 “Business Combinations”. A step acquisition gain of RMB122.6 million arising from revaluation of previously held equity interest was recognized in the investment income/(loss) in the consolidated statements of comprehensive income/(loss).

Other acquisitions

For the year ended December 31, 2017, 2018 and 2019, the Group acquired equity interests in other acquirees for total purchase consideration of RMB26.5 million, nil and RMB7.5 million.

5.    Significant equity transactions and acquisitions (continued)

The fair values of the identifiable assets and liabilities as at the date of the acquisitions are summarized in the following table:

	Fair value recognized on acquisition
	2017	2018	2019
	RMB	RMB	RMB

Cash and cash equivalents	23,072	—	14,106
Property, plant and equipment, net	292	—	2,847
Intangible assets, net	60,684	—	45,098
Other assets	61,142	—	44,596
Current liabilities	(59,867)	—	(111,781)
Deferred tax liabilities	(15,171)	—	(9,525)
Noncontrolling interest before acquisition	—	—	10,076
Net assets	70,152	—	(4,583)
Noncontrolling interests	—	—	(116,683)
Mandatorily redeemable noncontrolling interests	(63,569)	—	—
Goodwill arising on acquisitions	103,136	—	300,332
Total	109,719	—	179,066

Cash consideration	68,480	—	7,500
Non-cash consideration	—		68,632
Fair value of previously held equity interests	41,239	—	102,934
Total consideration	109,719	—	179,066

The goodwill represented expected synergies arising on acquisitions. The knowledge and expertise of employees is not separable. Therefore, it does not meet the criteria for recognition as intangible asset under ASC 350 “Intangibles – Goodwill and Other”. None of the goodwill recognized was expected to be deductible for income tax purposes. The intangible assets arising from the acquisition include customer relationship, software, and brand name. The estimated useful lives were described in Note 2 (p).

The noncontrolling interest has been recognized at fair value on the acquisition date.

Neither the results of operations since the acquisition date nor the pro forma results of operations of the acquirees were presented because the effects of these business combinations, individually or in the aggregate, were not significant to the Group’s consolidated results of operations.